Income Taxes (Details) - Schedule of reconciliation of the statutory federal income tax rate (benefit) to the company’s effective tax rate (benefit)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule Of Reconciliation Of The Statutory Federal Income Tax Rate Benefit To The Company SEffective Tax Rate Benefit Abstract
Statutory Federal income tax rate		21.00%
Change in fair value of warrant liability		(12.20%)
Change in fair value of FPS liability		(5.20%)
Change in valuation allowance		(3.60%)
Income Taxes Benefit	0.00%	0.00%